Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of short-term borrowings
	As of December 31,
	2020	2021
	RMB	RMB
Borrowings from commercial banks(i)	49,457	46,900
Borrowings from others(ii)	—	874
Total	49,457	47,774

(i)      In June 2018, the Group obtained a one-year line of credit of RMB30,000 from a PRC commercial bank with an annual interest rate of 5.655%. From March to April 2020, the Group drew three tranches of loans totalling RMB 9,000 at an annual interest rate of 5.655%, and the Group has fully repaid the loans in 2021.

(ii)     In March 2021, the Group entered into a loan agreement with a third party and drew two tranches of loans of RMB 1,000 and RMB 500 with an annual interest rate of 12.24% in March 2021 and May 2021. In June 2021, the Group drew loan of RMB 800 with an annual interest rate of 15%. The Group repaid RMB 750, RMB 291 and RMB 385 in 2021.